Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (923,645)	$ (976,930)	$ (1,824,690)	$ (3,424,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				50
Stock-based compensation			(0)	49,692
Options issued to consultants				101,419
Issuance costs of shares issued to related party for collateral pursuant to outstanding secured convertible note agreements				4,255
Forfeiture of deferred compensation				(379,167)
Interest payable – related party	510,840	502,571	998,075	253,551
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		5,249	6,682	78,606
Accounts payable and accrued expenses	(381,159)	210,098	333,000	(64,824)
Deferred compensation	30,000	30,000	60,000	130,000
Net cash used in operating activities	(763,964)	(229,012)	(426,933)	(3,251,229)
Cash flows from financing activities
Bank overdraft	(10,609)	102	10,609
Proceeds from credit facilities – related party	779,011	204,765	392,179	2,320,000
Net cash provided by financing activities	768,402	204,867	402,788	2,320,000
Net increase (decrease) in cash	4,438	(24,145)	(24,145)	(931,229)
Cash, beginning of period		24,145	24,145	955,374
Cash, end of period	4,438			24,145
Supplemental information
Interest paid - related party				717,968
Income taxes paid				$ 1,603